UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

530 Fifth Avenue, 26th Floor, New York, New York 10036
(Address of principal executive offices) (Zip code)

Eugene S. Stark

General American Investors Company, Inc.

530 Fifth Avenue

26th Floor

New York, New York 10036

(Name and address of agent for service)

Copy to:

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

TO THE STOCKHOLDERS

F

or the six months ended June 30, 2025, return as measured based upon net asset value (NAV) per common share, including reinvestment of dividends and distributions, was 10.95% while the investment return to our stockholders (based upon market price per share), also including reinvestment of dividends and distributions, was 10.40%. By comparison, the return for our benchmark, the Standard and Poor’s 500 Stock Index (including income), was 6.20% during this period. For the twelve months ended June 30, 2025, return on net asset value was 15.77% and return to our stockholders was 23.02% which compares to the return of the S&P 500 Stock Index of 15.16%. During both time periods, the discount at which our shares traded continued to fluctuate and on June 30, 2025 it was 12.15%.

As detailed in the accompanying financial statements (unaudited), as of June 30, 2025, the net assets applicable to the Company’s Common Stock were $1,485,083,433 equal to $63.79 per Common Share.

The increase in net assets resulting from operations for the six months ended June 30, 2025 was $144,729,425. During this period, the net realized gain on investments was $82,218,327 and the increase in net unrealized appreciation was $62,214,781. Net investment income for the six months was $5,949,971. Distributions to preferred and common shareholders amounted to $5,653,654 and 5,859,980, respectively. During the six months, the Company also repurchased 188,651 of its shares at a cost of $9,774,849, an average discount to net asset value of 13.0%.

A tumultuous first half of 2025, marked by a significant decline in returns for the indexes during the first four months of the year, was followed by a near full recovery for large-cap equities, with recent new all-time highs for the S&P 500 and Nasdaq 100. In many ways, it was a correction to an unforced error. “Liberation Day,” with its outsized tariff rates, was met with stock and bond market realities that forced a realignment in U.S. trade policy, accompanied by requisite delays for implementation and negotiations. Each successive deadline has been extended as talks progressed. Short-term economic data failed to confirm the combined market fears that prevailed in April of rising inflation and a cliff-like economic decline -- stagflation. Whether this paradigm continues is the subject of much debate with new deadlines around the corner. It is a world marked by significant uncertainty, yet, at least for the United States, remarkable for its economic resilience thus far.

Economic data, particularly consumer and business survey results, suggest that all is not well. Consumer confidence, which has rebounded from its low set early in the second quarter, remains below the level at the start of the year. Although inflation expectations have eased, they too remain elevated. Businesses outside those driving the AI spending boom have been carefully managing capital investments and defensively realigning their supply chains, leading to more margin protection efforts and fewer revenue enhancements. Both of these are anti-growth. The ratio of leading to coincident economic indicators continues its descent begun over a year ago, suggesting that growth is slowing and at a modestly faster pace. The issue for investors is how much of the policy uncertainty will evaporate over time, providing stability and resumed economic growth. Although economic uncertainty is multifaceted, it is essential to distinguish its components. Tariffs and on-shoring are one element, but tax policy and regulatory policies are others. The first half of 2025 was all about the former. The second half might be about the latter. Both of these, despite some misgivings about the long-term effects of tax policy and its impact on the federal budget deficit, are likely to be expansionary. Looser monetary policy could be a catalyst, though it appears unnecessary at the moment, but certainly within the realm of possibility.

The markets have been forecasting rate cuts for months. But, if one looks at the historical premium to inflation that Fed Funds rates have had with a broader lens, it runs between 100 to 200 basis points above, which suggests, given a core inflation rate of 2.7%, an appropriate range for the Fed Fund’s rate is between 3.7% and 4.7%, or about the current range. If inflation begins to reflect tariff-induced price adjustments, even one-off increases, inflation on a reported basis may have seen its low for the year. Much will depend on the interaction of tariff and tax policy and economic activity.

Technically, with a significant amount of cash on the sidelines in money market funds and Treasury Bills, the recovery in markets might have been well telegraphed as funds flowed into equities following the price correction. However, the stock markets remain as rich in valuation terms as they were at the start of the year. On most metrics, market valuations sit near all-time highs. Earnings have generally held up, although profit margins have declined slightly overall. Supportive to earnings has been the significant depreciation in the U.S. dollar. Some of this can also be attributed to substantial retail and supply chain inventory builds in anticipation of tariffs, which led to a shortfall in the anticipated Gross Domestic Product (GDP) growth in the first quarter, as trade deficits dragged the reported figure into negative territory. As some tariffs have taken effect, the pronounced impact on growth diminished, likely providing a firmer second-quarter GDP report. This should help equities meet analyst expectations for the quarter, with the wildcard being corporate forward projections. We have already witnessed a few guidance reductions with severe consequences given lofty valuations. It is plausible that we will pass through this period without a significant correction. Still, the potential for a dislocation remains high if expectations are not met.

In summary, mixed signals prevail in the economy, while markets appear to be largely indifferent to the risks. Seasonal liquidity constraints may also conflict with an expanded Treasury auction schedule as Congress considers increasing the debt limit and the Treasury faces funding constraints. That could lead to a rise in bond yields, which has knock-on effects for long-duration assets, such as stocks. And concerning housing, prices are beginning to decline as mortgage rates have remained relatively high. If the economy continues to slow, this could further impact household finances and confidence in the short-term. Thus, high valuations, low liquidity, and the potential for rising rates could portend a difficult period. Alternatively, proposed tariffs may be more bluster than policy. When combined with deregulation, favorable tax policy, and a slightly easier interest rate policy, the markets may navigate the current environment largely unscathed. Over the long-run, equities remain the best alternative; in the near-term, volatility may reign.

Information about the Company, including our investment objectives, operating policies and procedures, investment results, record of dividend and distribution payments, financial reports, and press releases, is on our website and has been updated through June 30, 2025. It can be accessed on the internet at www.generalamericaninvestors.com.

By Order of the Board of Directors,

General American Investors Company, Inc.

Jeffrey W. Priest
President and Chief Executive Officer

July 23, 2025

STATEMENT OF INVESTMENTS June 30, 2025 (Unaudited)
General American Investors

2

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (6.5%)	Media and Entertainment (5.1%)
	294,923	Alphabet Inc. - Class C		$52,316,391
	32,000	Meta Platforms, Inc. - Class A		23,618,880
			(Cost $20,117,900)	75,935,271
	Telecommunication Services (1.4%)
	724,639	AT&T Inc.		20,971,053
	274,199	GCI Liberty, Inc. Escrow (a)		—
			(Cost $12,746,324)	20,971,053
			(Cost $32,864,224)	96,906,324

Consumer Discretionary (10.2%)	Consumer Services (1.6%)
	143,157	Expedia Group, Inc.	(Cost $15,474,847)	24,147,723

	Distribution and Retail (8.6%)
	286,000	Amazon.com, Inc. (a)		62,745,540
	525,092	The TJX Companies, Inc.		64,843,611
			(Cost $12,034,026)	127,589,151
			(Cost $27,508,873)	151,736,874

Consumer Staples (7.8%)	Distribution and Retail (2.3%)
	34,500	Costco Wholesale Corporation	(Cost $1,042,548)	34,152,930

	Food, Beverage and Tobacco (3.6%)
	325,000	Nestlé S.A. (Switzerland)		32,289,054
	160,000	PepsiCo, Inc.		21,126,400
			(Cost $18,526,343)	53,415,454
	Household and Personal Products (1.9%)
	446,461	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,929,503)	27,221,051
			(Cost $32,498,394)	114,789,435

Energy (5.4%)	454,230	Cameco Corporation (Canada)		33,717,493
	86,391	Chevron Corporation		12,370,327
	1,020,030	Energy Transfer LP		18,493,144
	146,100	Exxon Mobil Corporation		15,749,580
			(Cost $35,780,965)	80,330,544

Financials (18.1%)	Banks (2.9%)
	80,000	JPMorgan Chase & Co.		23,192,800
	101,100	M&T Bank Corporation		19,612,389
			(Cost $3,337,828)	42,805,189
	Financial Services (7.4%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		80,168,000
	243,415	Nelnet, Inc. - Class A		29,482,425
			(Cost $2,968,650)	109,650,425
	Insurance (7.8%)
	600,000	Arch Capital Group Ltd. (a) (Bermuda)		54,630,000
	144,286	Everest Group, Ltd. (Bermuda)		49,035,597
	160,327	MetLife, Inc.		12,893,497
			(Cost $18,009,558)	116,559,094
			(Cost $24,316,036)	269,014,708

3

STATEMENT OF INVESTMENTS June 30, 2025 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Health Care (9.1%)	Equipment and Services (4.1%)
	377,350	Solventum Corporation (a)		$28,618,224
	106,601	Tenet Healthcare Corporation (a)		18,761,776
	48,006	Veeva Systems Inc. (a)		13,824,768
			(Cost $42,674,816)	61,204,768

	Pharmaceuticals, Biotechnology and Life Sciences (5.0%)
	30,000	Amgen Inc.		8,376,300
	50,010	Danaher Corporation		9,878,975
	119,900	Gilead Sciences, Inc.		13,293,313
	204,326	Merck & Co., Inc.		16,174,446
	515,808	Pfizer Inc.		12,503,186
	9,876	Regeneron Pharmaceuticals, Inc.		5,184,900
	539,738	SIGA Technologies, Inc.		3,519,092
	1,077,180	Valneva SE (a) (France)		2,981,832
	354,361	Valneva SE ADR (a) (France)		2,002,140
			(Cost $61,181,766)	73,914,184
			(Cost $103,856,582)	135,118,952

Industrials (14.9%)	Capital Goods (8.3%)
	874,008	BAE Systems plc (United Kingdom)		22,632,469
	110,000	GE Vernova Inc.		58,206,500
	70,785	L3Harris Technologies, Inc.		17,755,709
	165,000	RTX Corporation		24,093,300
			(Cost $50,737,751)	122,687,978
	Commercial and Professional Services (5.9%)
	355,625	Republic Services, Inc.	(Cost $4,886,632)	87,700,681

	Transportation (0.7%)
	115,583	Uber Technologies, Inc. (a)	(Cost $7,766,073)	10,783,894
			(Cost $63,390,456)	221,172,553

Information Technology (26.0%)	Semiconductors and Semiconductor Equipment (10.2%)
	41,652	Applied Materials, Inc.		7,625,232
	62,000	ASML Holding N.V. (Netherlands)		49,686,180
	190,000	Broadcom Inc.		52,373,500
	1,846,921	indie Semiconductor, Inc. - Class A (a)		6,575,039
	160,979	NVIDIA Corporation		25,433,072
	65,009	Universal Display Corporation		10,041,290
			(Cost $45,343,403)	151,734,313
	Software and Services (10.6%)
	26,006	Adobe Inc. (a)		10,061,201
	180,000	Microsoft Corporation		89,533,800
	1,120,227	NextNav Inc. (a)		17,027,451
	60,000	Salesforce, Inc.		16,361,400
	41,381	Tyler Technologies, Inc. (a)		24,532,312
			(Cost $50,246,558)	157,516,164
	Technology, Hardware and Equipment (5.2%)
	291,000	Apple Inc.		59,704,470
	164,679	Arista Networks, Inc. (a)		16,848,308
			(Cost $17,639,044)	76,552,778
			(Cost $113,229,005)	385,803,255

4

STATEMENT OF INVESTMENTS June 30, 2025 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Materials (4.0%)	305,000	Agnico Eagle Mines Limited (Canada)		$36,273,650
	472,438	Alamos Gold Inc. - Class A (Canada)		12,547,953
	816,056	Algoma Steel Group Inc. (Canada)		5,622,626
	243,593	Cleveland-Cliffs Inc. (a)		1,851,307
	957,591	Ferroglobe PLC (United Kingdom)		3,514,359
			(Cost $34,126,025)	59,809,895

Utilities (1.1%)	290,000	Dominion Energy, Inc.	(Cost $14,065,950)	16,390,800

Miscellaneous (2.1%)	6,898,041	Other (c)	(Cost $32,815,594)	31,104,605

		TOTAL COMMON STOCKS (105.2%)	(Cost $514,452,104)	1,562,177,945

		PURCHASED OPTIONS (a)
Puts	Contracts (100 Shares Each)	Company/Expiration Date/Exercise Price/Notional
Capital Goods	200	GE Vernova Inc./July 18, 2025/$450/$9,000,000	(Cost $89,541)	64,000

Consumer Discretionary Equipment Distribution and Retail	800	The TJX Companies, Inc./July 18, 2025/ $125/$10,000,000	(Cost $295,623)	184,000

Energy	1,000	Cameco Corporation/July 18, 2025/$60/$6,000,000		5,000
	400	Cameco Corporation/July 25, 2025/$70/$2,800,000		48,800
			(Cost $156,670)	53,800

Semiconductors and Semiconductor Equipment	500	Broadcom Inc./August 15, 2025/$240/$12,000,000	(Cost $550,206)	160,000

Software and Services	500	Microsoft Corporation/August 15, 2025/ $450/$22,500,000	(Cost $352,899)	160,000

Technology, Hardware and Equipment	400	Apple Inc./July 18, 2025/$215/$8,600,000	(Cost $323,941)	424,000

		TOTAL PURCHASED OPTIONS (0.1%)	(Cost $1,768,880)	1,045,800

5

STATEMENT OF INVESTMENTS June 30, 2025 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

Shares	SHORT-TERM SECURITIES		Value (Note 1a)
111,564,165	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.19% (d) (7.5%)	(Cost $111,564,165)	$111,564,165

Total Investments (e) (112.8%)		(Cost $627,785,149)	1,674,787,910
Other assets in excess of liabilities (0.0%)			334,348
			1,675,122,258
PREFERRED STOCK (-12.8%)			(190,038,825)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,485,083,433

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At June 30, 2025, the cost of investments and derivatives for Federal income tax purposes was $623,985,021; aggregate gross unrealized appreciation was $1,069,622,170; aggregate gross unrealized depreciation was $19,933,088; and net unrealized appreciation was $1,049,689,082.

6

STATEMENT OF OPTIONS WRITTEN June 30, 2025 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Calls	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional	Premiums Received*	Value (Note 1a)
Capital Goods	200	GE Vernova Inc./August 15, 2025/$520/$10,400,000	$443,921	$864,000

Energy	1,000	Cameco Corporation/September 19, 2025/$70/$7,000,000	248,332	890,000

Semiconductors and Semiconductor Equipment	500	Broadcom Inc./August 15, 2025/$330/$16,500,000	178,195	86,000

Software and Services and Equipment	500	Microsoft Corporation/August 15, 2025/$530/$26,500,000	115,745	260,000

		TOTAL OPTIONS WRITTEN (0.1%)	$986,193	$2,100,000

*The maximum cash outlay if all options are exercised is $60,400,000.

7

PORTFOLIO DIVERSIFICATION June 30, 2025 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

The diversification of the Company’s net assets applicable to its Common Stock by industry group as of June 30, 2025 is shown in the table.

Industry Category	Cost (000)	Value (000)	Percent Common Net Assets*
Information Technology
Semiconductors & Semiconductor Equipment	$45,894	$151,894	10.2%
Software & Services	50,599	157,676	10.6
Technology, Hardware & Equipment	17,963	76,977	5.3
	114,456	386,547	26.1
Financials
Banks	3,338	42,805	2.9
Financial Services	2,969	109,651	7.4
Insurance	18,009	116,559	7.8
	24,316	269,015	18.1
Industrials
Capital Goods	50,827	122,752	8.3
Commercial & Professional Services	4,887	87,701	5.9
Transportation	7,766	10,784	0.7
	63,480	221,237	14.9
Consumer Discretionary
Consumer Services	15,475	24,148	1.6
Distribution & Retail	12,329	127,773	8.6
	27,804	151,921	10.2
Health Care
Equipment & Services	42,675	61,205	4.1
Pharmaceuticals, Biotechnology & Life Sciences	61,182	73,914	5.0
	103,857	135,119	9.1
Consumer Staples
Distribution & Retail	1,043	34,153	2.3
Food, Beverage & Tobacco	18,526	53,415	3.6
Household & Personal Products	12,929	27,221	1.9
	32,498	114,789	7.8
Communication Services
Media & Entertainment	20,118	75,935	5.1
Telecommunication Services	12,746	20,971	1.4
	32,864	96,906	6.5

Energy	35,938	80,384	5.4
Materials	34,126	59,810	4.0
Utilities	14,066	16,391	1.1
Miscellaneous**	32,816	31,105	2.1
	516,221	1,563,224	105.3
Short-Term Securities	111,564	111,564	7.5
Total Investments	$627,785	1,674,788	112.8
Other Assets in Excess of Liabilities		334	0.0
Preferred Stock		(190,039)	(12.8)
Net Assets Applicable to Common Stock		$1,485,083	100.0%

*Net Assets applicable to the Company’s Common Stock.

**Securities which have been held for less than one year, not previously disclosed, and not restricted.

8

STATEMENT OF ASSETS AND LIABILITIES June 30, 2025 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Assets
INVESTMENTS, AT VALUE (NOTE 1a)
Common stocks (cost $514,452,104)		$1,562,177,945
Purchased options (cost $1,768,880; note 4)		1,045,800
Money market fund (cost $111,564,165)		111,564,165

Total investments (cost $627,785,149)		1,674,787,910

OTHER ASSETS
Receivable for securities sold	$324,026
Dividends, interest and other receivables	1,350,505
Present value of future office lease payments (note 8)	2,102,843
Qualified pension plan asset, net excess funded (note 7)	13,820,734
Prepaid expenses, fixed assets, and other assets	468,272	18,066,380

TOTAL ASSETS		1,692,854,290

Liabilities
Payable for securities purchased	89,541
Accrued compensation payable to officers and employees	2,355,478
Outstanding options written, at value (premiums received $986,193; note 4)	2,100,000
Accrued Preferred Stock dividend not yet declared	185,366
Present value of future office lease payments (note 8)	2,102,843
Accrued supplemental pension plan liability (note 7)	4,813,831
Accrued supplemental thrift plan liability (note 7)	5,591,239
Accrued expenses and other liabilities	493,734

TOTAL LIABILITIES		17,732,032

5.95% CUMULATIVE PREFERRED STOCK, SERIES B -
7,601,553 shares at a liquidation value of $25 per share (note 5)		190,038,825

NET ASSETS APPLICABLE TO COMMON STOCK - 23,279,512 shares (note 5)		$1,485,083,433

NET ASSET VALUE PER COMMON SHARE		$63.79

Net Assets Applicable to Common Stock
Common Stock, 23,279,512 shares at $1 par value per share (note 5)	$23,279,512
Additional paid-in capital (note 5)	325,293,874
Unallocated distributions on Preferred Stock	(5,839,021)
Total distributable earnings (note 5)	1,137,568,374
Accumulated other comprehensive income (note 7)	4,780,694

NET ASSETS APPLICABLE TO COMMON STOCK		$1,485,083,433

9

STATEMENT OF OPERATIONS Six Months Ended June 30, 2025 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Income
Dividends (net of foreign withholding taxes of $668,174)		$9,934,512
Interest		2,624,387
		12,558,899

Expenses
Investment research	$3,740,116
Administration and operations	1,678,822
Office space and general	473,657
Directors’ fees and expenses	196,497
Transfer agent, custodian, and registrar fees and expenses	190,068
Auditing and legal fees	181,000
State and local taxes	94,220
Stockholders’ meeting and reports	54,548	6,608,928

NET INVESTMENT INCOME		5,949,971

Net Realized Gain and Change in Unrealized Appreciation on Investments (Notes 1, 3 and 4)
Net realized gain (loss) on investments:
Common stocks	82,791,907
Purchased options	(877,539)
Written options	298,924
Foreign currency and other	5,035
	82,218,327
Net increase (decrease) in unrealized appreciation:
Common stocks	63,573,841
Purchased options	(301,744)
Written options	(1,113,807)
Foreign currency and other	56,491
	62,214,781
NET GAINS AND APPRECIATION ON INVESTMENTS		144,433,108
NET INVESTMENT INCOME, GAINS, AND APPRECIATION ON INVESTMENTS		150,383,079
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS		(5,653,654)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$144,729,425

STATEMENTS OF CHANGES IN NET ASSETS

Operations	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Net investment income	$5,949,971	$13,297,853
Net realized gain on investments	82,218,327	107,238,902
Net increase in unrealized appreciation	62,214,781	124,918,435
	150,383,079	245,455,190
Distributions to Preferred Stockholders	(5,653,654)	(11,307,310)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	144,729,425	234,147,880

Other Comprehensive Income - Funded Status of Defined Benefit Plans (Note 7)	—	3,253,363

Distributions to Common Stockholders	(5,859,980)	(103,286,898)

Capital Share Transactions (Note 5)
Value of Common Shares issued in payment of dividends and distributions	—	36,883,540
Cost of Common Shares purchased	(9,774,849)	(48,040,986)
DECREASE IN NET ASSETS - CAPITAL SHARE TRANSACTIONS	(9,774,849)	(11,157,446)

NET INCREASE IN NET ASSETS	129,094,596	122,956,899

Net Assets Applicable to Common Stock
BEGINNING OF PERIOD	1,355,988,837	1,233,031,938

END OF PERIOD	$1,485,083,433	$1,355,988,837

10

FINANCIAL HIGHLIGHTS
General American Investors

(see notes to unaudited financial statements)

The following table shows per share operating performance data, total investment return, ratios, and supplemental data for the six months ended June 30, 2025 and for each year in the five-year period ended December 31, 2024. This information has been derived from information contained in the financial statements and market price data for the Company’s shares.

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$57.78	$51.96	$43.42	$52.59	$44.00	$43.70
Net investment income	0.26	0.57	0.44	0.22	0.02	0.13
Net gain (loss) on common stocks, options and other-realized and unrealized	6.24	10.10	11.18	(7.38)	12.14	3.10
Other comprehensive income (loss)	—	0.14	0.05	(0.04)	0.20	0.03
	6.50	10.81	11.67	(7.20)	12.36	3.26
Distributions on Preferred Stock:
Dividends from net investment income	—	(0.04)	(0.12)	(0.07)	(0.06)	(0.03)
Distributions from net capital gains	—	(0.45)	(0.36)	(0.40)	(0.41)	(0.43)
Unallocated	(0.24)	—	—	—	—	—
	(0.24)	(0.49)	(0.48)	(0.47)	(0.47)	(0.46)
Total from investment operations	6.26	10.32	11.19)	(7.67)	11.89	2.80
Distributions on Common Stock:
Dividends from net investment income	—	(0.43)	(0.64)	(0.14)	(0.46)	(0.15)
Distributions from net capital gains	(0.25)	(4.07)	(2.01)	(1.36)	(2.84)	(2.35)
	(0.25)	(4.50)	(2.65)	(1.50)	(3.30)	(2.50)
Net asset value, end of period	$63.79	$57.78	$51.96	$43.42	$52.59	$44.00
Per share market value, end of period	$56.04	$51.01	$42.95	$36.15	$44.20	$37.19

TOTAL INVESTMENT RETURN -
Stockholder return, based on market price per share	10.40%*	28.99%	26.23%	(14.92)%	28.16%	5.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to Common Stock end of period (000’s omitted)	$1,485,083	$1,355,989	$1,233,032	$1,041,160	$1,282,789	$1,087,971
Ratio of expenses to average net assets applicable to Common Stock	0.94%**	1.11%	1.35%	1.13%	1.24%	1.22%
Ratio of net income to average net assets applicable to Common Stock	0.85%**	0.98%	0.92%	0.50%	0.05%	0.32%
Portfolio turnover rate	8.51%*	20.10%	15.09%	16.53%	24.74%	19.33%

PREFERRED STOCK
Liquidation value, end of period (000’s omitted)	$190,039	$190,039	$190,039	$190,117	$190,117	$190,117
Asset coverage	881%	814%	749%	648%	775%	672%
Asset coverage per share	$220.37	$203.38	$187.21	$161.91	$193.68	$168.07
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$24.81	$25.24	$24.98	$25.50	$26.86	$27.50

*Not annualized

** Annualized

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

During 2024, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement footnote disclosures only. Topic 280 defines an operating segment as a component of a public entity that engages in business activities which recognize revenues and incur expenses, have discrete financial information and operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM), and such financial information is evaluated to make decisions about resources to be allocated to the segment and to judge its performance. The President and Chief Executive Officer of the Company is the CODM. The Company operates, reports, and represents itself to be a single operating segment. The CODM monitors the operating results of the Company in its entirety. Portfolio asset selection and allocation is determined in accordance with the terms of the Company’s prospectus and its operating policies and procedures. The Company’s portfolio composition, changes in net assets, total investment return, and expense ratio are regularly considered by the CODM to assess and manage the Company’s performance versus its benchmark, the S&P 500, and to make resource allocation decisions for the Company, as a single segment, consistent with that presented within the Company’s financial statements. All segment assets are reported in the Statement of Assets and Liabilities as “Net Assets Applicable to Common Stock” and all segment expenses are reported in the Statement of Operations as “Total Expenses.”

a. Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options The Company may purchase and write (sell) exchange traded put and call options on equity securities. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract. Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform. The Company has not entered into a master netting agreement with respect to options on equity securities. See Note 4 for option information.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

c. Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d. Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. No transfers among levels occurred during the six months ended June 30, 2025. The following is a summary of the inputs used to value the Company’s net assets as of June 30, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,562,177,945	—	—	$1,562,177,945
Purchased options	1,045,800	—	—	1,045,800
Money market fund	111,564,165	—	—	111,564,165
Total	$1,674,787,910	—	—	$1,674,787,910

Liabilities
Options written	$2,100,000	—	—	$2,100,000

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

3. Purchases and Sales of Securities – Purchases and sales of securities (other than short-term securities and options) for the six months ended June 30, 2025 amounted to $124,864,041 and $163,189,323, on long transactions, respectively.

4. Options – In order to enhance financial statement disclosure for derivative instruments, the following table is intended to enable investors to understand: a) how and why the Company uses purchased and written options on equity securities, b) how purchased and written options on equity securities are accounted for, and c) how purchased and written options on equity securities affect the Company’s financial position and results of operations. As of June 30, 2025, the Company has not offset any of the positions and the positions are presented gross on the Statement of Assets and Liabilities.

The following table presents options contracts by location and as presented on the Statement of Assets and Liabilities as of June 30, 2025:

	Asset Options		Liability Options
Underlying Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity	Purchased options	$1,045,800	Outstanding options written, at value	$2,100,000

The following table presents the effect of options activity on the Statement of Operations for the six months ended June 30, 2025:

Underlying Risk	Statement of Operations	Realized Gain (Loss) on Options	Change in Unrealized Appreciation (Depreciation) on Options
Equity	Purchased options	$(877,539)	$(301,744)
Equity	Written options	298,924	(1,113,807)
		$(578,615)	$(1,415,551)

Average monthly options activity during the six months ended June 30, 2025 was:

	Purchased Options Contracts	Written Options Contracts
Numbers of Contracts	3,784	1,308

5. Capital Stock and Dividend Distributions – The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 23,279,512 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,601,553 were outstanding on June 30, 2025.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption. Cumulatively, the Board of Directors has authorized the repurchase of up to 2,000,000 Preferred Shares in the open market at prices below $25.00 per share. To date, 398,447 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage level of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain amount of discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class. Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years of dividends, the holders of Preferred Stock will have the right to elect a majority of the directors. In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding

14

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during the six months ended June 30, 2025 and the year ended December 31, 2024 were as follows:

	Shares		Amount
	2025	2024	2025	2024
Par value of Shares issued in payment of dividends and distributions (issued from treasury)	—	705,770	—	$705,770
Increase in paid-in capital	—	—	—	36,177,770
Total increase	—	705,770	—	36,883,540
Par value of Shares purchased (at an average discount from net asset value of 13.0% and 16.0%, respectively)	(188,651)	(969,931)	$(188,651)	(969,931)
Decrease in paid-in capital	—	—	(9,586,198)	(47,071,055)
Total decrease	(188,651)	(969,931)	(9,774,849)	(48,040,986)
Net decrease	(188,651)	(264,161)	$(9,774,849)	$(11,157,446)

At June 30, 2025, the Company held in its treasury 8,701,360 shares of Common Stock with an aggregate cost of $332,344,274.

The tax basis distributions during the year ended December 31, 2024 are as follows: ordinary distributions of $10,747,848 and net capital gains distributions of $103,846,360. As of December 31, 2024, distributable earnings on a tax basis totaled $997,172,519 consisting of $8,362,123 from undistributed net capital gains, $1,267,699 from ordinary income and $987,542,697 from net unrealized appreciation on investments. A reclassification arising from a permanent “book/tax” difference reflects non-tax deductible expenses during the year ended December 31, 2024. As a result, additional paid-in capital was decreased by $2,145,174 and total distributable earnings were increased by $2,145,174. Net assets were not affected by this reclassification. As of December 31, 2024, the Company had wash sale loss deferrals of $355,287 and straddle loss deferrals of $2,888,178.

6. Officers’ Compensation – The aggregate compensation accrued and paid by the Company during the six months ended June 30, 2025 to the officers of the Company amounted to $3,756,629.

7. Benefit Plans – The Company has funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans that are available to its employees. The pension plans provide defined benefits based on years of service and final average salary with an offset for a portion of social security covered compensation. The components of the net periodic benefit cost (income) of the plans for the six months ended June 30, 2025 were:

Service cost	$143,502
Interest cost	615,340
Expected return on plan assets	(1,076,486)
Amortization of recognized net actuarial gain	(3,098)
Net periodic benefit income	$(320,742)

The Company recognizes the overfunded status of its defined benefit postretirement plan as an asset in the Statement of Assets and Liabilities and recognizes changes in funded status in the year in which the changes occur through other comprehensive income.

The Company also has funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. The aggregate cost of such plans for the six months ended June 30, 2025 was $493,530. The qualified thrift plan acquired 7,900 shares in the open market, and distributed to a former employee and spouse 314 shares of the Company’s Common Stock during the six months ended June 30, 2025. It held 401,143 shares of the Company’s Common Stock at June 30, 2025.

5. Capital Stock and Dividend Distributions – (Continued from bottom of previous page.)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

8. Operating Lease Commitment – The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases, which requires lessees to reassess if a contract is or contains lease agreements and assess the lease classification to determine if they should recognize a right-of-use asset and offsetting liability on the Statement of Assets and Liabilities that arises from entering into a lease, including an operating lease. The right-of-use asset and offsetting liability is reported on the Statement of Assets and Liabilities in line items entitled, “Present value of future office lease payments.” Since the operating lease does not specify an implicit rate, the right-of-use asset and liability have been calculated using a discount rate of 3.0%, which is based upon high quality corporate interest rates for a term equivalent to the lease period as of January 1, 2018. The annual cost of the operating lease continues to be reflected as an expense in the Statements of Operations and Changes in Net Assets.

In 2017, the Company entered into an operating lease agreement for office space which will expire in 2028 and provide for aggregate rental payments of approximately $6,437,500. The lease agreement contains clauses whereby the Company will receive free rent for a specified number of months and credit towards construction of office improvements and incurs escalations annually relating to operating costs and real property taxes and to annual rent charges beginning in 2023. Rental expense was $297,114 for the six months ended June 30, 2025. The Company has the option to extend the lease for an additional five years at market rates. As of June 30, 2025, no consideration has been given to extending this lease. Minimum rental commitments under this operating lease are approximately:

2025	$332,000
2026	663,000
2027	663,000
Thereafter	553,000
Total Remaining Lease Payments	2,211,000
Effect of Present Value Discounting	(108,157)
Present Value of Future Office Lease Payments	$2,102,843

OTHER MATTERS (Unaudited)

Previous purchases of the Company’s Common and Preferred Stock are set forth in Note 5 to Financial Statements. Prospective purchases of Common and Preferred Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and the Company’s proxy voting record for the twelve-month period ended June 30, 2024 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-800-436-8401), (2) on the Company’s website at www.generalamericaninvestors.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

On April 17, 2025, the Company submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Company’s principal executive officer certified that he was not aware, as of that date, of any violation by the Company of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Company’s principal executive and principal financial officer made a semi-annual certification, included in a filing with the SEC on Form N-CSR as of December 31, 2024 relating to, among other things, the Company’s disclosure controls and procedures and internal control over financial reporting, as applicable.

GENERAL AMERICAN INVESTORS
COMPANY, INC.

SEMI-ANNUAL REPORT

June 30, 2025

A Closed-End Investment Company

listed on the New York Stock Exchange

530 FIFTH AVENUE

NEW YORK • NY 10036

212-916-8400 • 1-800-436-8401

E-mail: InvestorRelations@gainv.com

www.generalamericaninvestors.com

DIRECTORS*

Spencer Davidson, Chairman

Arthur G. Altschul, Jr.	Rose P. Lynch
Rodney B. Berens	Jeffrey W. Priest
Clara E. Del Villar	Savannah Sachs
John D. Gordan, III	Henry R. Schirmer
Betsy F. Gotbaum

(*The Company is a stand-alone fund.)

OFFICERS

Jeffrey W. Priest, President and Chief Executive Officer

Anang K. Majmudar, Senior Vice-President

Craig A. Grassi, Vice-President

Liron Kronzon, Vice-President

Sally A. Lynch, Vice-President

Eugene S. Stark, Vice-President, Administration;
Principal Financial Officer & Chief Compliance Officer

Samantha X. Jin, Treasurer

Connie A. Santa Maria, Corporate Secretary

SERVICE COMPANIES

Counsel Sullivan & Cromwell LLP Independent Auditors Ernst & Young LLP Custodian and Accounting Agent State Street Bank and Trust Company	Transfer Agent and Registrar Equiniti Trust Company, LLC 48 Wall Street, Floor 23 New York, NY 10005 1-800-413-5499 www.equiniti.com

RESULTS OF THE ANNUAL MEETING
OF STOCKHOLDERS

The votes cast by stockholders at the Company’s annual meeting held on April 16, 2025 were as follows:

	For	Withheld
Election of Directors:
Rodney B. Berens	22,784,039	2,642,202
Spencer Davidson	22,834,031	2,592,210
Clara E. Del Villar	22,988,833	2,437,408
John D. Gordan, III	22,056,020	3,370,221
Betsy F. Gotbaum	22,907,829	2,518,412
Rose P. Lynch	22,872,020	2,554,221
Jeffrey W. Priest	23,033,560	2,392,681
Savannah Sachs	22,996,665	2,429,576

Elected by holders of Preferred Stock only:
Arthur G. Altschul, Jr.	6,008,646	69,994
Henry R. Schirmer	5,787,149	291,491

Ratification of the selection of Ernst & Young LLP as auditors of the Company for the year 2025:
For - 24,223,411; Against - 1,048,551; Abstain - 154,279

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. INVESTMENTS.

(a) The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(1) Not applicable.

(2) Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to this semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) General American Investors Company, Inc. Common Stock (GAM)

Period 2025	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	—	—	—	621,097
02/01-02/28	48,073	$52.1101	48,073	573,024
03/01-03/31	69,343	50.5343	69,343	503,681
04/01-04/30	9,247	50.1388	9,247	2,494,434
05/01-05/31	58,946	53.2155	58,946	2,435,488
06/01-06/30	3,042	54.2667	3,042	2,432,446
Total for the period	188,651		188,651

Note-	On April 16, 2025, the Board of Directors authorized the repurchase of an additional 2,000,000 shares, of the registrant’s common stock when the shares are trading at a discount from the underlying net asset value of at least 8%. This represents a continuation of the repurchase program which began in March 1995. As of the beginning of the period, January 1, 2025, there were 621,097 shares available for repurchase under the aforementioned extension of such authorization. As of the end of the period, June 30, 2025, there were 2,432,446 shares available for repurchase under this program.

(b) General American Investors Company, Inc. Preferred Stock (GAMpB)

Period 2025	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	—		—	1,601,553
02/01-02/28	—		—	1,601,553
03/01-03/31	—		—	1,601,553
04/01-04/30	—		—	1,601,553
05/01-05/31	—		—	1,601,553
06/01-06/30	—		—	1,601,553
Total for period	—		—

Note -	The Board of Directors has authorized the repurchase of the registrant's preferred stock when the shares are trading at a price not in excess of $25.00 per share. As of the beginning of the period, January 1, 2025, there were 1,601,553 shares available for repurchase under such authorization. As of the end of the period, June 30, 2025, there were 1,601,553 shares available for repurchase under this program.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors as set forth in the registrant's Proxy Statement, dated February 24, 2025.

ITEM 16. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 30, 2025, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 30, 2025, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal period that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS

(a)	(1)	The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(2)	See separate certifications (Exhibit 99 CERT) for each of the principal executive officer and the principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Written solicitation to purchase securities is not applicable to this semi-annual report.

(4)	Change in independent public accountant is not applicable to this semi-annual report.

(b)	A certification (Exhibit 99.906 CERT) by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 1, 2025

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: August 1, 2025